Information by business segment and by geographic area - Adjusted EBITDA (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Information by business segment and by geographic area
Net operating revenue		$ 37,570	$ 36,575	$ 33,967
Cost of goods sold and services rendered		(17,788)	(18,902)	(17,555)
Sales, administrative and other operating expenses			(906)	(860)
Research and evaluation expenses		(443)	(373)	(340)
Pre operating and operational stoppage		(882)	(189)	(280)
Dividends received and interest from associates and joint ventures		466	388	406
Brumadinho event	R$ (28,818)	(7,402)
Total of continuing operations Adjusted EBITDA		10,585	16,593	15,338
Net operating revenue		37,570	36,696	35,713
Cost of goods sold and services rendered			(19,022)	(19,161)
Sales, administrative and other operating expenses		(8,338)	(910)	(962)
Research and evaluation expenses		(443)	(373)	(352)
Pre operating and operational stoppage			(189)	(305)
Dividends received and interest from associates and joint ventures		466	388	409
Adjusted EBITDA		10,585	16,590	15,342
Discontinued operations
Information by business segment and by geographic area
Dividends received and interest from associates and joint ventures				3
Net operating revenue			121	1,746
Adjusted EBITDA			(3)	4
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue		30,005	27,933	25,129
Cost of goods sold and services rendered		(11,988)	(13,044)	(11,410)
Sales, administrative and other operating expenses		(351)	(94)	5
Research and evaluation expenses		(142)	(138)	(109)
Pre operating and operational stoppage		(823)	(135)	(192)
Dividends received and interest from associates and joint ventures		296	189	130
Total of continuing operations Adjusted EBITDA		16,997	14,711	13,553
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Net operating revenue		23,343	20,354	18,524
Cost of goods sold and services rendered		(8,778)	(9,048)	(7,950)
Sales, administrative and other operating expenses		(323)	(76)	11
Research and evaluation expenses		(123)	(110)	(88)
Pre operating and operational stoppage		(750)	(115)	(181)
Dividends received and interest from associates and joint ventures		29	28	30
Total of continuing operations Adjusted EBITDA		13,398	11,033	10,346
Ferrous minerals | Iron ore Pellets
Information by business segment and by geographic area
Net operating revenue		5,948	6,651	5,653
Cost of goods sold and services rendered		(2,666)	(3,393)	(2,876)
Sales, administrative and other operating expenses		(20)	(11)	(9)
Research and evaluation expenses		(16)	(26)	(19)
Pre operating and operational stoppage		(72)	(19)	(7)
Dividends received and interest from associates and joint ventures		258	154	81
Total of continuing operations Adjusted EBITDA		3,432	3,356	2,823
Ferrous minerals | Ferroalloys and manganese
Information by business segment and by geographic area
Net operating revenue		282	454	469
Cost of goods sold and services rendered		(220)	(290)	(278)
Sales, administrative and other operating expenses		(8)	(3)	(8)
Research and evaluation expenses		(2)	(1)
Pre operating and operational stoppage		(1)		(4)
Total of continuing operations Adjusted EBITDA		51	160	179
Ferrous minerals | Other ferrous products and services
Information by business segment and by geographic area
Net operating revenue		432	474	483
Cost of goods sold and services rendered		(324)	(313)	(306)
Sales, administrative and other operating expenses			(4)	11
Research and evaluation expenses		(1)	(1)	(2)
Pre operating and operational stoppage			(1)
Dividends received and interest from associates and joint ventures		9	7	19
Total of continuing operations Adjusted EBITDA		116	162	205
Base metals
Information by business segment and by geographic area
Net operating revenue		6,161	6,703	6,871
Cost of goods sold and services rendered		(3,772)	(4,020)	(4,416)
Sales, administrative and other operating expenses		(80)	(51)	(62)
Research and evaluation expenses		(87)	(57)	(62)
Pre operating and operational stoppage		(48)	(33)	(75)
Total of continuing operations Adjusted EBITDA		2,174	2,542	2,256
Base metals | Nickel and other products
Information by business segment and by geographic area
Net operating revenue		4,257	4,610	4,667
Cost of goods sold and services rendered		(2,867)	(3,060)	(3,437)
Sales, administrative and other operating expenses		(75)	(47)	(47)
Research and evaluation expenses		(44)	(39)	(49)
Pre operating and operational stoppage		(28)	(33)	(75)
Total of continuing operations Adjusted EBITDA		1,243	1,431	1,059
Base metals | Copper
Information by business segment and by geographic area
Net operating revenue		1,904	2,093	2,204
Cost of goods sold and services rendered		(905)	(960)	(979)
Sales, administrative and other operating expenses		(5)	(4)	(15)
Research and evaluation expenses		(43)	(18)	(13)
Pre operating and operational stoppage		(20)
Total of continuing operations Adjusted EBITDA		931	1,111	1,197
Coal
Information by business segment and by geographic area
Net operating revenue		1,021	1,643	1,567
Cost of goods sold and services rendered		(1,638)	(1,575)	(1,354)
Sales, administrative and other operating expenses		1	(9)	(12)
Research and evaluation expenses		(30)	(21)	(14)
Pre operating and operational stoppage				(4)
Dividends received and interest from associates and joint ventures		113	143	179
Total of continuing operations Adjusted EBITDA		(533)	181	362
Others
Information by business segment and by geographic area
Net operating revenue		383	296	400
Cost of goods sold and services rendered		(390)	(263)	(375)
Sales, administrative and other operating expenses		(506)	(752)	(791)
Research and evaluation expenses		(184)	(157)	(155)
Pre operating and operational stoppage		(11)	(21)	(9)
Dividends received and interest from associates and joint ventures		57	56	97
Total of continuing operations Adjusted EBITDA		$ (651)	(841)	(833)
Fertilizers | Discontinued operations
Information by business segment and by geographic area
Net operating revenue			121	1,746
Cost of goods sold and services rendered			(120)	(1,606)
Sales, administrative and other operating expenses			(4)	(102)
Research and evaluation expenses				(12)
Pre operating and operational stoppage				(25)
Dividends received and interest from associates and joint ventures				3
Adjusted EBITDA			$ (3)	$ 4